Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020		Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class A [Member]
Numerator:
Allocation of net income (loss)			$ 1,498,336	$ (2,422,696)	$ 2,663,598
Denominator:
Basic and diluted weighted average common shares outstanding		[1]	20,650,000	8,395,699	20,650,000
Basic and diluted net income(loss) per common share			$ 0.07		$ 0.13
Class B [Member]
Numerator:
Allocation of net income (loss)	$ (2,000)		$ 374,584	$ (1,458,955)	$ 665,899
Denominator:
Basic and diluted weighted average common shares outstanding	5,000,000	[1]	5,162,500	5,055,914 [2]	5,162,500
Basic and diluted net income(loss) per common share	$ 0		$ 0.07		$ 0.13

[1]	This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; the remaining 587,500 shares of Class B common stock were forfeited on January 8, 2021.
[2]	This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.